Deferred revenue and customer deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred revenue and customer deposits
Deferred revenue	¥ 121,848	$ 17,424	¥ 87,070
Customer deposits	56,802	8,123	60,041
Total deferred revenue and customer deposits - current	¥ 178,650	$ 25,547	¥ 147,111